Real Estate 2013 Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Nov. 05, 2013
Aggregate purchase price of acquisitions
Purchase Price	$ 684,731	$ 851,290	$ 160,550	$ 521,500
Square Feet	4,136,020	5,639,000	957,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	20,542	9,893	4,817
Mortgage Loan Payable		198,000	6,908
KeyBank Credit Facility	148,900	282,000	91,905
Other Debt Financing		33,815	35,571
Annualized Gross Base Rent	50,428	68,657	13,729
Comcast
Aggregate purchase price of acquisitions
Acquisition Date		Jan. 11, 2013
Purchase Price		27,000
Square Feet		157,300
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		810
Mortgage Loan Payable		16,200
KeyBank Credit Facility		0
Other Debt Financing		10,365
Year of Lease Expiration (for Major Lessee)		2021
Annualized Gross Base Rent		2,337
Boeing
Aggregate purchase price of acquisitions
Acquisition Date		Feb. 15, 2013
Purchase Price		12,000
Square Feet		70,100
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		360
Mortgage Loan Payable		6,600
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2017
Annualized Gross Base Rent		1,011
Schlumberger
Aggregate purchase price of acquisitions
Acquisition Date		May 01, 2013
Purchase Price		48,750
Square Feet		149,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		1,462
Mortgage Loan Payable		20,300
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2024
Annualized Gross Base Rent		3,073
UTC
Aggregate purchase price of acquisitions
Acquisition Date		May 03, 2013
Purchase Price		39,188
Square Feet		198,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		1,176
Mortgage Loan Payable		16,300
KeyBank Credit Facility		0
Other Debt Financing		14,500
Year of Lease Expiration (for Major Lessee)		2025
Annualized Gross Base Rent		2,618
Avnet
Aggregate purchase price of acquisitions
Acquisition Date		May 29, 2013
Purchase Price		32,462
Square Feet		231,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		974
Mortgage Loan Payable		21,500
KeyBank Credit Facility		0
Other Debt Financing		3,250
Year of Lease Expiration (for Major Lessee)		2018
Annualized Gross Base Rent		2,758
Cigna
Aggregate purchase price of acquisitions
Acquisition Date		Jun. 20, 2013
Purchase Price		54,500
Square Feet		232,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		1,635
Mortgage Loan Payable		48,300
KeyBank Credit Facility		0
Other Debt Financing		5,700
Year of Lease Expiration (for Major Lessee)		2023
Annualized Gross Base Rent		3,706
Nokia
Aggregate purchase price of acquisitions
Acquisition Date		Aug. 13, 2013
Purchase Price		29,540
Square Feet		214,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		886
Mortgage Loan Payable		17,100
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2025
Annualized Gross Base Rent		2,231
Verizon
Aggregate purchase price of acquisitions
Acquisition Date		Oct. 03, 2013
Purchase Price		40,000
Square Feet		210,500
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		1,200
Mortgage Loan Payable		24,000
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2020
Annualized Gross Base Rent		3,439
Fox Head
Aggregate purchase price of acquisitions
Acquisition Date		Oct. 29, 2013
Purchase Price		27,250
Square Feet		81,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		817
Mortgage Loan Payable		27,700
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2027
Annualized Gross Base Rent		1,898
Coca-Cola Refreshments
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		56,700
Square Feet		315,900
Mortgage Loan Payable		0
KeyBank Credit Facility		30,394
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2018
Annualized Gross Base Rent		4,814
Atlanta Wildwood
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		28,000
Square Feet		250,000
Mortgage Loan Payable		0
KeyBank Credit Facility		33,303
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2019
Annualized Gross Base Rent		2,672
General Electric
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		61,000
Square Feet		265,100
Mortgage Loan Payable		0
KeyBank Credit Facility		16,050
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2025
Annualized Gross Base Rent		4,325
Community Insurance
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		23,500
Square Feet		223,500
Mortgage Loan Payable		0
KeyBank Credit Facility		14,796
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2019
Annualized Gross Base Rent		2,419
Anthem
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		9,500
Square Feet		78,200
Mortgage Loan Payable		0
KeyBank Credit Facility		5,818
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2019
Annualized Gross Base Rent		939
JPMorgan Chase
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		44,500
Square Feet		388,700
Mortgage Loan Payable		0
KeyBank Credit Facility		21,065
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2025
Annualized Gross Base Rent		3,209
IBM
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		37,300
Square Feet		322,700
Mortgage Loan Payable		0
KeyBank Credit Facility		18,708
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2020
Annualized Gross Base Rent		4,179
Aetna
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		16,000
Square Feet		139,400
Mortgage Loan Payable		0
KeyBank Credit Facility		9,003
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2020
Annualized Gross Base Rent		1,433
CHRISTUS Health
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		46,350
Square Feet		253,300
Mortgage Loan Payable		0
KeyBank Credit Facility		23,573
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2024
Annualized Gross Base Rent		3,343
Roush Industries
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		12,250
Square Feet		169,200
Mortgage Loan Payable		0
KeyBank Credit Facility		5,517
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2015
Annualized Gross Base Rent		1,128
Eagle Rock Executive Office Center
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		6,500
Square Feet		177,800
Mortgage Loan Payable		0
KeyBank Credit Facility		13,542
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2024
College Park Plaza
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		7,400
Square Feet		179,500
Mortgage Loan Payable		0
KeyBank Credit Facility		13,517
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2015
Annualized Gross Base Rent		26
Wells Fargo
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		26,000
Square Feet		229,600
Mortgage Loan Payable		0
KeyBank Credit Facility		11,686
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2019
Annualized Gross Base Rent		2,184
One Century Place
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		70,000
Square Feet		538,800
Mortgage Loan Payable		0
KeyBank Credit Facility		7,122
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2026
Annualized Gross Base Rent		6,086
Shire Pharmaceuticals
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		21,500
Square Feet		114,100
Mortgage Loan Payable		0
KeyBank Credit Facility		6,571
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2017
Annualized Gross Base Rent		2,309
Comcast (Northpointe Corporate Center I)
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		19,825
Square Feet		87,400
Mortgage Loan Payable		0
KeyBank Credit Facility		36,990
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2017
Annualized Gross Base Rent		1,794
Northpointe Corporate Center II
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		7,175
Square Feet		69,000
Mortgage Loan Payable		0
KeyBank Credit Facility		3,812
Other Debt Financing		0
Annualized Gross Base Rent		462
United HealthCare
Aggregate purchase price of acquisitions
Acquisition Date		Nov. 05, 2013
Purchase Price		28,000
Square Feet		188,500
Mortgage Loan Payable		0
KeyBank Credit Facility		10,533
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2018
Annualized Gross Base Rent		2,810
Farmers
Aggregate purchase price of acquisitions
Acquisition Date		Dec. 27, 2013
Purchase Price		19,100
Square Feet		102,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor		573
Mortgage Loan Payable		0
KeyBank Credit Facility		0
Other Debt Financing		0
Year of Lease Expiration (for Major Lessee)		2024
Annualized Gross Base Rent		$ 1,454